AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Principal Amount	Value
Municipal Bonds - 99.3%
Arizona - 0.7%
Arizona Industrial Development Authority 4.000%, 02/01/50	$2,000,000	$2,279,259
California - 5.6%
California Health Facilities Financing Authority 4.000%, 04/01/49	1,000,000	1,132,647
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	2,375,000	2,726,885
California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	3,523,618
5.000%, 05/15/48	4,600,000	5,371,607

State of California 5.000%, 03/01/36	5,000,000	6,489,496

Total California		19,244,253
Colorado - 4.5%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	7,215,000	8,754,739
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,360,000	6,700,637

Total Colorado		15,455,376
Connecticut - 4.2%
State of Connecticut Special Tax Revenue
4.000%, 05/01/39	1,000,000	1,154,516
5.000%, 05/01/40	1,000,000	1,256,331

State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,165,000	6,257,798
State of Connecticut, Series E
5.000%, 09/15/35	2,435,000	3,020,701
5.000%, 09/15/37	2,200,000	2,713,250

Total Connecticut		14,402,596
Florida - 6.6%
City of Tampa, Series H
4.000%, 07/01/45	2,775,000	3,131,288
5.000%, 07/01/50	2,250,000	2,767,444

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,050,000	5,567,313
Hillsborough County Industrial Development Authority 4.000%, 08/01/50	5,000,000	5,583,862
Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	5,220,000	5,738,938

Total Florida		22,788,845
	Principal Amount	Value
Illinois - 10.3%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	$6,750,000	$7,975,076
Chicago O'Hare International Airport, Series A 4.000%, 01/01/37	2,000,000	2,325,088
Metropolitan Pier & Exposition Authority 5.000%, 06/15/50	5,000,000	5,958,365
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B 5.000%, 06/15/52	6,055,000	6,261,604
State of Illinois
5.500%, 05/01/39	4,000,000	4,924,751
5.750%, 05/01/45	3,000,000	3,734,569

State of Illinois, Series A
4.000%, 03/01/40	1,500,000	1,653,375
5.000%, 03/01/46	2,000,000	2,380,184

Total Illinois		35,213,012
Louisiana - 3.6%
Louisiana Public Facilities Authority 4.000%, 05/15/49	5,000,000	5,670,449
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,845,000	6,734,800

Total Louisiana		12,405,249
Maine - 1.2%
Maine Health & Higher Educational Facilities Authority, Series A
4.000%, 07/01/45	1,500,000	1,713,922
4.000%, 07/01/50	2,000,000	2,272,355

Total Maine		3,986,277
Minnesota - 3.4%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,910,000	7,044,045
Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	4,050,000	4,764,010

Total Minnesota		11,808,055
Nebraska - 2.3%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,560,000	7,798,208
New Jersey - 10.2%
New Jersey Economic Development Authority 5.000%, 11/01/44	3,000,000	3,582,535
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	2,865,000	3,329,823

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 10.2% (continued)
New Jersey Economic Development Authority, Series S
4.000%, 06/15/46	$1,500,000	$1,675,579
4.000%, 06/15/50	1,500,000	1,667,923

New Jersey Transportation Trust Fund Authority
4.000%, 06/15/45	2,000,000	2,237,474
4.000%, 06/15/50	2,000,000	2,223,273
5.000%, 06/15/45	1,000,000	1,214,902
5.000%, 06/15/50	2,000,000	2,415,770

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	2,250,000	2,677,511
New Jersey Turnpike Authority, Series A
4.000%, 01/01/42	2,000,000	2,335,909
4.000%, 01/01/51	2,255,000	2,596,962

Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	2,500,000	2,930,333
5.250%, 06/01/46	3,285,000	3,928,088

Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,050,000	2,383,239

Total New Jersey		35,199,321
New York - 19.4%
City of New York, Series A 5.000%, 08/01/45	4,405,000	5,398,071
City of New York, Series D 5.000%, 03/01/43	5,235,000	6,484,211
City of New York, Series F 5.000%, 03/01/42	4,000,000	5,052,130
Metropolitan Transportation Authority, Series C
4.750%, 11/15/45	3,175,000	3,734,861
5.000%, 11/15/50	2,335,000	2,804,304
5.250%, 11/15/55	3,020,000	3,679,118

Monroe County Industrial Development Corp., Series A 4.000%, 07/01/50	5,000,000	5,716,598
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 4.000%, 02/01/46	5,000,000	5,743,995
New York State Dormitory Authority, Series A 5.000%, 03/15/45	5,000,000	6,031,528
New York State Thruway Authority, Series B 4.000%, 01/01/45	5,000,000	5,649,780
New York Transportation Development Corp.
4.000%, 12/01/39	1,700,000	1,901,097
4.000%, 12/01/40	2,000,000	2,235,499
4.000%, 04/30/53	4,000,000	4,455,964

New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	6,820,000	7,625,692

Total New York		66,512,848
	Principal Amount	Value
Oklahoma - 4.1%
Norman Regional Hospital Authority 5.000%, 09/01/45	$4,335,000	$5,180,289
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,975,000	3,560,908
5.500%, 08/15/52	4,500,000	5,465,510

Total Oklahoma		14,206,707
Pennsylvania - 1.2%
Geisinger Authority, Series G 4.000%, 04/01/50	3,510,000	3,986,390
Rhode Island - 1.7%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,263,677
5.000%, 06/01/40	3,285,000	3,676,432

Total Rhode Island		5,940,109
South Carolina - 1.2%
South Carolina Jobs-Economic Development Authority, Series I 5.000%, 12/01/46	3,325,000	4,139,477
Texas - 13.2%
Central Texas Regional Mobility Authority 5.000%, 01/01/46	3,750,000	4,263,883
Central Texas Regional Mobility Authority, Series B 5.000%, 01/01/45	6,405,000	7,859,948
Central Texas Regional Mobility Authority, Series B
4.000%, 01/01/51 [1]	2,000,000	2,265,280
5.000%, 01/01/46 [1]	2,000,000	2,489,828

Central Texas Turnpike System, Series C 5.000%, 08/15/42	2,065,000	2,290,459
Texas Private Activity Bond Surface Transportation Corp. 5.000%, 06/30/58	9,180,000	10,972,462
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	3,955,000	4,468,654
5.000%, 12/31/45	3,880,000	4,353,730

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	5,500,000	6,283,724

Total Texas		45,247,968
Virginia - 1.9%
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,907,326
5.000%, 12/31/52	3,170,000	3,680,472

Total Virginia		6,587,798

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Washington - 1.2%
Washington Health Care Facilities Authority
4.000%, 09/01/45	$1,000,000	$1,155,674
5.000%, 09/01/45	2,465,000	3,100,504

Total Washington		4,256,178
West Virginia - 2.8%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	8,000,000	9,498,835

Total Municipal Bonds (Cost $320,133,594)		340,956,761
Value

Total Investments - 99.3% (Cost $320,133,594)	$340,956,761
Other Assets, less Liabilities - 0.7%	2,487,544
Net Assets - 100.0%	$343,444,305

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2021, amounted to $4,755,108, or 1.4% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$340,956,761	—	$340,956,761
Total Investments in Securities	—	$340,956,761	—	$340,956,761

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.